LONG-TERM DEBT (Tables)	3 Months Ended
Mar. 31, 2015
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments [Table Text Block]
Long-term debt comprises:

(In thousands of U.S. dollars)	31-Dec-14	31-Mar-15

Oseo ANVAR loans (a)	1,927	1,707
French Ministry of Research (a)	1,790	1,586
Acquisition liability contingent consideration (b)	70,112	72,169
Acquisition liability warrant consideration (b)	34,542	37,417
Deerfield Royalty agreement (c)	6,837	6,973
Broadfin Royalty agreement (d)	3,259	3,323

Total	118,467	123,176
Current portion	42,332	44,623
Long-term portion	76,135	78,554

(a) French government agencies provide financing to French companies for research and development. At December 31, 2014 and March 31, 2015, the Company had outstanding loans of $3,717,000 and $3,293,000, respectively for various programs. These loans do not bear interest and are repayable only in the event the research project is technically or commercially successful. Potential repayment is scheduled to occur from 2015 through 2019.

(b) The Acquisition liability relates to the acquisition by the Company on March 13, 2012, through its wholly owned subsidiary Flamel US Holdings, Inc., or Flamel US, all of the membership interests of Éclat Pharmaceuticals, LLC. In exchange for all of the issued and outstanding membership interests of Éclat Pharmaceuticals, Flamel US provided consideration consisting of:

⋅
a $12 million senior, secured six-year note guaranteed by the Company and its subsidiaries and secured by the equity interests and assets of Éclat. The note was repaid on March 24, 2014 in its entirety generating an interest expense of $3 million;

⋅	two warrants to purchase a total of 3,300,000 American Depositary Shares, each representing one ordinary share of Flamel (“ADSs”); and
⋅
a commitment to make earnout payments of 20% of any gross profit generated by certain Éclat Pharmaceuticals products. The Purchase Agreement also contains certain representations and warranties, covenants, indemnification and other customary provisions.

As of March, 2015, the fair value of the warrants was determined by using a Black-Scholes option pricing model with the following assumptions:

	Three months ended	Three months ended
	March 31, 2014	March 31, 2015
Share price	$13.40	$17.98
Risk-free interest rate	1.32%	0.89%
Dividend yield	-	-
Expected volatility	51.79%	61.80%
Expected term	4 years	3 years

Pursuant to guidance of ASC 815-40-15-7(i), the Company determined that the Warrants issued in March 2012 as consideration for the acquisition of Éclat could not be considered as being indexed to the Company’s own stock, on the basis that the exercise price for the warrants is determined in U.S. dollars, although the functional currency of the Company is the Euro. The Company determined that these warrants should be accounted as a debt instrument.

As of March 31, 2015, the deferred consideration fair value was estimated by using a discounted cash flow model based on probability adjusted annual gross profit of each of the Éclat Pharmaceuticals products. A discount rate of 20% has been used.

(c) On February 4, 2013 the Company concluded a $15 million debt financing transaction (Facility Agreement) with Deerfield Management a current shareholder. The consideration received was as follows:

⋅
$12.4 million for a facility agreement of a nominal value of $15 million, including a premium on reimbursement of $2.6 million. The indebtedness was repaid on March 24, 2014 in its entirety, the accelerated reimbursement of this note resulted in interest expenses of $2.5 million;

⋅
$2.6 million for a Royalty Agreement whereby, the Company’s wholly owned subsidiary Éclat subject to required regulatory approvals and launch of product, is to pay a 1.75% Royalty of the net sales of certain products sold by Éclat and any of its affiliates until December 31, 2024.

The fair value of the Royalty was estimated using a probability-weighted discounted cash flow model based on probability adjusted projected annual net sales of each of the products which may be approved and sold by Éclat Pharmaceuticals. This fair value measurement is based on significant inputs not observable in the market and thus represents a level 3 measurement as defined in ASC 820. The discount rate used is 20%.

(d) On December 3, 2013 the Company concluded with Broadfin Healthcare Master Fund, a current shareholder, a $15 million debt financing transaction (Facility Agreement) divided in 3 tranches of $5 million each, Under the terms of the Facility, upon closing Broadfin made an initial loan of $5.0 million. Consideration received was as follows:

⋅
$2.8 million for a Facility agreement of a nominal value of $5.0 million. Loans under the Facility were scheduled to mature upon the earlier to occur of (i) January 31, 2017 and (ii) the repayment in full of all outstanding amounts under the Deerfield Facility, but in no event prior to November 15, 2015. The indebtedness was repaid on March 24, 2014 in its entirety, the accelerated reimbursement of this note resulted in interest expenses of $ 2.2 million;

⋅
$2.2 million for a Royalty agreement whereby, the Company’s wholly owned subsidiary Éclat subject to required regulatory approvals and launch of product, is to pay a 0.834% Royalty of the net sales of certain products sold by Éclat and any of its affiliates until December 31, 2024.

The fair value of the Royalty was estimated using a probability-weighted discounted cash flow model based on probability adjusted projected annual net sales of each of the products which may be approved and sold by Éclat Pharmaceuticals. This fair value measurement is based on significant inputs not observable in the market and thus represents a level 3 measurement as defined in ASC 820. The discount rate used is 20%.

Schedule Of Fair Value Assumptions Of Warrant [Table Text Block]
As of March, 2015, the fair value of the warrants was determined by using a Black-Scholes option pricing model with the following assumptions:

	Three months ended	Three months ended
	March 31, 2014	March 31, 2015
Share price	$13.40	$17.98
Risk-free interest rate	1.32%	0.89%
Dividend yield	-	-
Expected volatility	51.79%	61.80%
Expected term	4 years	3 years

Schedule of Maturities of Long-term Debt [Table Text Block]
Total future payments on long-term debt for the next five years ending March 31 (assuming the underlying projects are commercially or technically successful for governmental research loans) are as follows:

(In thousands of U.S. dollars)	Mar 31, 2015

2015	36,368
2016	19,418
2017	12,260
2018	12,144
2019	9,056
2020	6,920
96,166